SUBSEQUENT EVENTS (Details Narrative)	Sep. 16, 2026 USD ($)	Sep. 16, 2026 JPY (¥)	Jun. 23, 2026 USD ($)	Jun. 23, 2026 JPY (¥)
Subsequent Event [Line Items]
Cash consideration			$ 2,795,523	¥ 454,580,040
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash consideration	$ 12,299	¥ 2,000,000